NOTES PAYABLE (Details Narrative) - USD ($)						12 Months Ended
	Jun. 03, 2024	Jan. 24, 2024	Dec. 26, 2023	Dec. 25, 2023	Dec. 22, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 22, 2024
Short-Term Debt [Line Items]
Loan payable						$ 133,980
Cash proceeds						45,000	$ 614,300
Debt instrument, description		The fair value of the embedded redemption derivative liability within the promissory notes was calculated using a Probability Weighted Expected Return valuation methodology, considering the likelihood of occurrence. The model used a discount rate of 15% and assumptions of an 80% probability related to likelihood of the Company completing an IPO. Subsequent changes in the fair value of the redemption features were measured each reporting period and recognized in the statement of operations. The OID and issuance costs for the promissory notes, along with the fair value of the embedded redemption derivative liability, were collectively recorded as a debt discount. The debt discount is be amortized to interest expense over the respective term of the notes using the effective interest method.
Fair value of common stock	$ 214,949
Share price	$ 2.66
Loss on extinguishment of debt	$ 38,889					(38,889)
Net debt discount						8,399
Promissory Notes [Member]
Short-Term Debt [Line Items]
Repayments of debt	$ 463,534
Initial public offering sale of share	$ 5.50
Shares of restricted stock	80,808
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Original issue discount		10.00%			10.00%
Loan payable		$ 55,556			$ 350,000
Cash proceeds		$ 45,000			$ 295,000
Debt instrument interest rate stated percentage		10.00%						10.00%
Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate stated percentage	10.00%
Loan Agreement [Member]
Short-Term Debt [Line Items]
Loan payable						14,848
Other loans payable			$ 285,573	$ 79,975
Cash proceeds from other loans payable			$ 249,300	$ 70,000
Loan maturity			Jun. 26, 2025	Jun. 25, 2025
Debt discount			$ 36,273	$ 9,975
Effective interest rate			15.00%	25.60%
Net debt discount						$ 1,152